Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Trade And Other Payables [Abstract]
Construction payables	¥ 16,900		¥ 16,576
Payroll, welfare and bonus payables	4,621		2,318
Accrued professional service fee	10,117		11,384
Other payables	3,803		2,562
Other payables and accruals	¥ 35,441	$ 5,281	¥ 32,840